Note 11 - Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Schedule of Other Liabilities [Table Text Block]
	2013	2012

Accrued interest payable	$364	$492
Other	1,999	1,516

Total	$2,363	$2,008